NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 7 - NOTES PAYABLE

Notes payable, currently in default, consist of the following at:

	January 31, 2017	April 30, 2016

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$300,000	$300,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%	25,000	25,000
Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%	50,000	50,000

	$375,000	$375,000

Accrued interest payable on notes payable, currently in default, totaled $307,415 and $276,477 at January 31, 2017 and April 30, 2016, respectively.

Convertible notes payable, currently in default, consist of the following at:

	January 31, 2017	April 30, 2016

Note payable to an accredited investor, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the president and CEO of the Company	$120,000	$120,000

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

Note payable pursuant to Settlement Agreement, non- interest bearing, repaid in March 2017 (Note 13), net of discount of $2,594	26,088	-

Total	$221,089	$195,001

Accrued interest payable on convertible notes payable, currently in default, totaled $137,879 and $112,058 at January 31, 2017 and April 30, 2016, respectively.

On January 2, 2013, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $120,000 note in a private placement transaction. The note was due and payable on March 1, 2013, is currently in default and carries a monthly interest rate of 1.87%. The note purchase agreement included the issuance of 300,000 shares of the Company’s common stock. The note is secured with 900,000 shares of the Company’s common stock owned by Jack W. Hanks, the Company’s President and CEO. The 300,000 shares were valued at $0.10 per share, the closing price of the Company’s common stock on January 2, 2013, and recorded as a $30,000 increase to debt discount and an increase to common stock payable.

The Company allocated the proceeds from the issuance of the notes to the warrants when applicable and to the notes based on their estimated fair market values at the date of issuance using the Black-Scholes option pricing model. The debt discount resulting from interest and the value of warrants computed at the inception of the notes payable was amortized as additional interest expense over the term of the notes.

On October 28, 2016, the Company entered into a Settlement Agreement and Stipulation (the “Settlement Agreement”) with Rockwell Capital Partners, Inc. (“RCP”). Pursuant to the Settlement Agreement, as amended, RCP has purchased certain outstanding payables between the Company and designated vendors totaling $84,782 (the “Payables” or “Claims”) and will exchange the portion of such Payables assigned for a Settlement Amount payable in common shares of the Company.

In settlement of the Claims, the Company shall issue and deliver to RCP, in one or more tranches as necessary, shares of the Company’s common stock (“Common Stock”), subject to adjustment and ownership limitations as set forth in the Settlement Agreement, sufficient to satisfy the Claims amount at a 50% discount to market based on the market price during the valuation period as defined in the Settlement Agreement. We identified this conversion feature as a derivative and have estimated the fair value of the derivative using the Black-Scholes option pricing model. The Company also issued 7,000,000 shares of Common Stock as a settlement fee on October 31, 2016.

On October 28, 2016, a circuit court in Florida issued an order confirming the fairness of the terms of the Settlement Agreement within the meaning of exemption from registration provided by Section 3(a) (10) of the Securities Act of 1933.

The Company’s creditors received a total of $84,782 pursuant to the Settlement Agreement, and through January 31, 2017, the Company issued to RCP a total of 452,000,000 shares of the Company’s common stock in conversion of $56,100 note principal.

Subsequent to January 31, 2017, the Settlement Agreement was terminated (see Note 13).

Notes payable, currently in default, consisted of the following at April 30:

	2016	2015

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$ 300,000	$ 300,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%	25,000	25,000
Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%	50,000	50,000

	$375,000	$375,000

Accrued interest payable on notes payable, currently in default, totaled $276,477 and $235,227 at April 30, 2016 and 2015, respectively.

Convertible notes payable, currently in default, consist of the following at April 30:

	2016	2015

Note payable to a related party, maturing July 31, 2013, with interest at 10%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, secured with 2,995,000 common shares of the Company, converted to common stock in May 2015	$-	$1,650,000

Note payable to an accredited investor, maturing October 31, 2013, with interest at 20%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, converted to common stock in May 2015	-	120,000

Note payable to an accredited investor, maturing February 1, 2014, with interest at 20%, convertible upon default at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, converted to common stock in May 2015	-	180,000

Note payable to an accredited investor, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the president and CEO of the Company	120,000	120,000

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

Total	195,001	2,145,001

Less discount	-	-

Net	$195,001	$2,145,001

Accrued interest payable on convertible notes payable, currently in default, totaled $112,058 and $77,630 at April 30, 2016 and 2015, respectively.

On April 25, 2012, four prior convertible notes payable to an accredited investor were combined into a new $1,500,000 note. The note was due and payable on July 31, 2013. The note bears interest at 10% due at maturity. The computed interest of $150,000 was added to the balance of the note and recorded as additional debt discount. The note was convertible at the option of the holder into shares of the Company’s common stock at a fixed conversion price of $0.20 per share.

On August 15, 2012, the Company entered into a $100,000 convertible note agreement with an accredited investor. The note is subject to a 20% placement fee payable to the holder irrespective of the date redeemed, matures on October 31, 2013 and is convertible at the option of the holder into shares of the Company’s common stock at a fixed conversion price of $0.20 per share. The note is currently in default. The computed interest of $20,000 was added to the balance of the note and recorded as additional debt discount. In addition, the Company issued 120,000 warrants valued at $14,232 using the Black-Scholes option pricing model. The value of the warrants of $14,232 was recorded as an increase to debt discount and to additional paid-in capital. The warrants were exercisable at an exercise price of $0.30 per common share until August 15, 2015.

On February 1, 2013, the Company entered into a $150,000 convertible note agreement with an unrelated party. The note was due and payable on February 1, 2014, is currently in default and carries an interest rate of 20%. The note is convertible upon default at the option of the holder into shares of the Company’s common stock at a fixed conversion price of $0.20 per share. The computed interest of $30,000 was added to the balance of the note and recorded as additional debt discount. In addition, the Company issued 150,000 warrants valued at $16,103 using the Black-Scholes option pricing model. The value of the warrants of $16,103 was recorded as an increase to debt discount and to additional paid-in capital. The warrants were exercisable at an exercise price of $0.20 per common share on or before three years from the repayment or conversion date.

On October 9, 2014, the convertible notes payable in default of $1,650,000, $120,000 and $180,000 were assigned to The Maple Gas Corporation, a related party (see Note 4). On May 8, 2015, The Maple Gas Corporation converted the notes into 194,999,999 common shares of the Company at $0.01 per share, which resulted in a loss on extinguishment of debt of $975,000.

On January 2, 2013, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $120,000 note in a private placement transaction. The note was due and payable on March 1, 2013, is currently in default and carries a monthly interest rate of 1.87%. The note purchase agreement included the issuance of 300,000 shares of the Company’s common stock. The note is secured with 900,000 shares of the Company’s common stock owned by Jack W. Hanks, the Company’s President and CEO. The 300,000 shares were valued at $0.10 per share, the closing price of the Company’s common stock on January 2, 2013, and recorded as a $30,000 increase to debt discount and an increase to common stock payable.

The Company allocated the proceeds from the issuance of the notes to the warrants when applicable and to the notes based on their estimated fair market values at the date of issuance using the Black-Scholes option pricing model. The debt discount resulting from interest and the value of warrants computed at the inception of the notes payable is amortized over the term of the notes as additional interest expense and was fully amortized as of April 30, 2014.